Capital Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capital Unit [Line Items]
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,000,001	20,000,001
Common stock, shares outstanding	20,000,001	20,000,001
Common stock par value, per share	$ 1	$ 1
Preferred Class A
Capital Unit [Line Items]
Preferred stock, shares authorized	200,000,000
Preferred stock, shares issued	18,903,484
Preferred stock, shares outstanding	18,903,484
Preferred stock, redemption rights description	Designated by Board for each series issued
Preferred stock par value, per share	$ 1.00
Voluntary or involuntary liquidation rights	Designated by Board for each series issued
Class A, Series A preferred stock
Capital Unit [Line Items]
Preferred stock, shares authorized	8,909,195	8,909,195
Preferred stock, shares issued	8,909,195	8,909,195
Preferred stock, shares outstanding	8,909,195	8,909,195
Preferred stock, redemption rights description	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Preferred stock par value, per share	$ 1	$ 1
Preferred stock, redemption price per share	$ 35.02
Percentage of redemption right	6.00%
Voluntary or involuntary liquidation rights	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Voluntary or involuntary liquidation rights per share	$ 35.02
Percentage of Voluntary or involuntary liquidation rights	6.00%
Class A, Series B preferred stock
Capital Unit [Line Items]
Voluntary or involuntary liquidation rights	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	9,994,289	9,994,289
Preferred stock, shares outstanding	9,994,289	9,994,289
Preferred stock, redemption rights description	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Preferred stock par value, per share	$ 1	$ 1
Preferred stock, redemption price per share	$ 35.02
Percentage of redemption right	6.00%
Voluntary or involuntary liquidation rights per share	$ 35.02
Percentage of Voluntary or involuntary liquidation rights	6.00%
Preferred Class B
Capital Unit [Line Items]
Preferred stock, shares authorized	400,000,000
Preferred stock, redemption rights description	Designated by Board for each series issued
Preferred stock par value, per share	$ 1.00
Voluntary or involuntary liquidation rights	Designated by Board for each series issued